Taxation - Schedule of Effective Tax Rate (Details)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate [Abstract]
Income tax expense computed at applicable tax rates	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption	(154.30%)	(14.20%)
Non-deductible expenses	(15.20%)	62.30%
Change of valuation allowance	144.20%	(80.10%)
Effective tax rate	(0.40%)	(7.00%)